Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Concentration Risk [Line Items]
Concentration of risk description	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets.	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets.
Transportation equipment | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	9.70%	10.00%
Consumer - Real Estate Loans | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	15.30%	14.40%
Japan | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 7,112	¥ 6,995
Concentration risk , percentage	73.00%	73.00%
United States | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 1,180	¥ 1,374